Income Taxes (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Deferred tax liability	$ 100,000 [1]	[1]
Effective tax rate, percentage	0.50%		0.50%	0.50%
Unrecognized tax benefits	$ 0

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.